Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income			$ 2,105
Successor [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ (4,640)	$ 6,745	$ 2,105	$ 5,530
Average number of common shares	32,304,000		32,304,000	42,560,667
Dilutive restricted stock and stock options				8,000
Net income per share (basic and diluted)	$ (0.14)	$ 0.21	$ 0.07
Average diluted common shares	32,304,000		32,304,000	42,568,885
Basic earnings (loss) per average common share	$ (0.14)		$ 0.07	$ 0.13
Diluted earnings (loss) per average common share	$ (0.14)		$ 0.07	$ 0.13